Fair Value Measurements (Details) - Schedule of fair value hierarchy - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Derivative warrant liabilities - private warrants	$ 925	$ 1,567
Money market funds	8,003	13,002	$ 7,205
Total assets	8,003	13,002	7,205
Total Liabilities	925	1,567
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Money market funds	8,003	13,002	7,205
Total assets	8,003	13,002	7,205
Total Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Money market funds
Total assets
Total Liabilities
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Derivative warrant liabilities - private warrants	925	1,567
Money market funds
Total assets
Total Liabilities	$ 925	$ 1,567